POST BALANCE SHEET DATE EVENTS	6 Months Ended
Jun. 30, 2019
Disclosure Of Post Balance Sheet Date Events [Abstract]
POST BALANCE SHEET DATE EVENTS
NOTE 8 – POST BALANCE SHEET DATE EVENTS

In July 2019, TORM has agreed sale and leaseback transactions on the MR vessels TORM Torino and TORM Titan (both built in 2016) with two Japanese counterparties. These transactions will provide proceeds of USD 52m, and USD 18m of existing bank debt will be repaid in connection with the transactions. The lease agreements include a purchase obligation in 2024 for TORM Torino and in 2026 for TORM Titan.

For accounting purposes, the sale and leaseback transactions will be treated as financing arrangements, whereby the vessels will remain on the balance sheet with unchanged values, and the obligations under the leasing contracts will be reflected as lease liabilities on the balance sheet.

After the quarter ended 30 June 2019, TORM has sold two additional vessels, the MR vessel TORM San Jacinto (built in 2002) and the Handy vessel TORM Saone (built in 2004), for a total consideration of USD 16m. TORM will repay debt of USD 9m in connection with the vessel sales and expects to deliver the vessels to the new owners during the third quarter of 2019.